Premises And Equipment (Year-End Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises And Equipment [Abstract]
Land and land improvements	$ 1,293	$ 1,679	$ 1,679
Buildings	3,722	5,792	5,776
Furniture, fixtures and equipment	2,255	2,858	2,867
Premises and equipment, gross	7,270	10,329	10,322
Less: accumulated depreciation	(3,723)	(5,012)	(4,788)
Premises and equipment, net	$ 3,547	$ 5,317	$ 5,534